Advance to Suppliers	12 Months Ended
Sep. 30, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advances to suppliers consist of the following:

	As of September 30,
	2025	2024
Advances to suppliers for inventories raw material purchase	$2,489,737	$978,203
Advances to suppliers	$2,489,737	$978,203

Advances to suppliers represent prepayments made to suppliers to ensure continuous high-quality supplies and favorable purchase prices of raw materials.